Related Party Transaction and Balances (Details) - Schedule of Balances with Affected Entity - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Due to Affected Entity:
Payables to Affected Entity, current		¥ 23,584,906
Payables to Affected Entity, non-current	173,680,363	216,176,563
Affected Entity [Member]
Due to Affected Entity:
Total	¥ 173,680,363	¥ 239,761,469